Loan and Security Agreement and Convertible Notes Loan and Security Agreement and Convertible Notes - 2018 Oaktree Term Loan Agreement (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 07, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 23, 2016
Debt Instrument [Line Items]
Face value of loan amount				$ 50,000,000
Amortization of debt issuance costs			$ 550,000	$ 477,000	$ 0
Oaktree Term Loan
Debt Instrument [Line Items]
Face value of loan amount						$ 50,000,000.0
Oaktree Capital Management, L.P. | Oaktree Term Loan
Debt Instrument [Line Items]
Face value of loan amount	$ 100,000,000.0	$ 100,000,000	100,000,000
Basis spread on variable rate	7.00%
Proceeds from issuance of debt, net of issuance costs	$ 91,300,000
Interest expense			1,400,000
Amortization of debt issuance costs		500,000	526,000
Oaktree Capital Management, L.P. | Term Loan Tranche Two
Debt Instrument [Line Items]
Face value of loan amount	$ 50,000,000.0
Initial Warrants | Oaktree Capital Management, L.P.
Debt Instrument [Line Items]
Number of common stock shares called by warrants (in shares)	6,288,985
Warrant exercise price per share (USD per share)	$ 3.28
Fair Value | Oaktree Capital Management, L.P. | Oaktree Term Loan
Debt Instrument [Line Items]
Debt instrument, fair value disclosure		64,000,000	64,000,000
Carrying value | Oaktree Capital Management, L.P. | Oaktree Term Loan
Debt Instrument [Line Items]
Debt instrument, fair value disclosure		$ 67,200,000	$ 67,200,000